ACCOUNTS RECEIVABLE (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision for Doubtful Accounts	$ 13,000	$ 0	$ 142,000
Accounts Receivable	$ 867